CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 0	$ 8,390
Prepaid expenses	15,597	113,140
Total Current Assets	15,597	121,530
Cash and marketable securities held in Trust Account	40,293,597	230,158,259
TOTAL ASSETS	40,309,194	230,279,789
Current liabilities
Accounts payable and accrued expenses	15,756,798	6,260,642
Promissory note - related party	1,051,499	527,756
Advance from related party	427,857
Convertible promissory note	1,500,000
Total current liabilities	18,736,154	6,788,398
PIPE derivative liability	19,905,700
Warrant liability	1,810,000	12,766,082
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	48,501,854	27,604,480
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.21 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	40,293,597	230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		0
Accumulated deficit	(48,486,832)	(27,325,266)
Total Shareholders' Deficit	(48,486,257)	(27,324,691)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		230,279,789
Class A ordinary shares
Shareholders' Deficit
Ordinary shares		0
Class A ordinary shares subject to possible redemption
Current liabilities
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.21 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	40,293,597	230,000,000
Class A ordinary shares not subject to possible redemption
Shareholders' Deficit
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	40,309,194	230,279,789
Class B ordinary shares
Shareholders' Deficit
Ordinary shares	$ 575	$ 575